Financial Instruments, Risk Management and Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of carrying amounts of financial assets and financial liabilities

	December 31, 2021	December 31, 2020
Financial assets measured at amortized cost
Cash and cash equivalents (note 21)	108,037	103,702
Short-term bank deposits (note 21)	17,954	22
Accounts receivable (note 19)	6,015	3,405
Other financial assets (note 20)	2,387	746
Financial assets measured at fair value through profit or loss (on recurring basis)
Accounts receivable (note 19)	596	—

Total financial assets	134,989	107,875

Financial liabilities measured at amortized cost
Trade and other payables (note 24)	89,791	42,623
Lease liabilities (note 15)	42,467	15,490
Convertible bonds (note 23)	49,403	—
Borrowings (note 23)	12,713	9,448
Financial liabilities measured at fair value through profit or loss (on recurring basis)
Conversion options	594	—

Total financial liabilities	194,968	67,561

Summary of fair value of assets and liabilities, including those measured at fair value on a recurring basis

	Fair value hierarchy	December 31, 2021 Carrying value	December 31, 2021 Fair market value
Financial assets measured at fair value through profit and loss
Accounts receivable	Level 3	596	596

Total assets		596	596

Financial liabilities measured at amortized cost
Convertible bonds (note 23)	Level 2	49,403	45,036
Financial liabilities measured at fair value through profit and loss (on recurring basis in the statement of financial position)
Conversion options (note 23)	Level 2	594	594

Total financial liabilities		49,997	45,630

Summary of carrying amounts of the groups foreign currency denominated monetary assets and monetary liabilities
The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	USD denominated		EUR denominated
	2021	2020	2021	2020
Assets	69,192	68,224	42	58
Liabilities	(50,595)	(314)	(477)	(94)

Net position	18,597	67,910	(435)	(36)

Summary of Foreign currency sensitivity	The Group’s exposure to foreign currency changes for all other currencies is not material.

	Change in foreign exchange rates	Effect on profit before tax
Year ended December 31, 2021
USD	+50%/-50%	9,299 / (9,299)
EUR	+50%/-50%	(218) / 218
Year ended December 31, 2020
USD	+30%/-30%	20,373 / (20,373)
EUR	+30%/-30%	(11) / 11

Summary of detailed information about maximum exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31, 2021	December 31, 2020
Accounts receivables (note 19)	6,611	3,405
Short-term bank deposits (note 21)	17,954	22
Cash and cash equivalents (note 21)	108,037	103,702

Total credit exposure	132,602	107,129

Summary of maturity profile of the groups financial liabilities based on contractual undiscounted payments
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	On demand	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2021
Trade and other payables	—	89,322	328	122	222	89,994
Borrowings	—	12,328	3,217	57,881	1,218	74,644
Lease liabilities	—	11,794	20,500	12,900	12,507	57,701

Total financial liabilities	—	113,444	24,045	70,903	13,947	222,339

	On demand	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2020
Trade and other payables	—	42,545	78	—	—	42,623
Borrowings	—	7,582	1,121	572	1,521	10,796
Lease liabilities	—	4,763	7,637	4,845	2,865	20,110

Total financial liabilities	—	54,890	8,836	5,417	4,386	73,529

Summary of reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	January 1, 2021	Financing cash flows	New leases (non-cash)	Bifurcation of embedded conversion options (non-cash)	Exchange difference	Change in fair value	Other movement (non-cash)	December 31, 2021
Borrowings	9,448	58,348	—	(6,958)	219	—	1,059	62,116
Conversion options	—	—	—	6,958	—	(6,364)	—	594
Lease liabilities	15,490	(4,769)	31,423	—	—	—	323	42,467

	24,938	53,579	31,423	—	219	(6,364)	1,382	105,177

	January 1, 2020	Financing cash flows	New leases (non-cash)	Conversion of the loan into equity	Other	December 31, 2020
Borrowings	4,116	8,212	—	(3,594)	714	9,448
Lease liabilities	9,609	(2,296)	8,122	—	55	15,490

	13,725	5,916	8,122	(3,594)	769	24,938